Managed Portfolio Series
(the "Trust")

Ecofin Global Renewables Infrastructure Fund
A Class - ECOAX
Institutional Class - ECOIX

Supplement dated September 25, 2020, to the Prospectus and Statement of Additional Information ("SAI") dated August 7, 2020, as amended

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Effective immediately, A Class shares of the Ecofin Global Renewables Infrastructure Fund are now available for purchase.

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Please retain this supplement with your Prospectus and SAI